Share Capital - Schedule of Share Purchase Warrants - Liability Classified (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 $ / shares
Disclosure of classes of share capital [line items]
Beginning balance (in units) | shares	29,056,677
Ending balance (in units) | shares	0	29,056,677
Beginning balance	$ 8,886
Ending balance	$ 0	$ 8,886
Exchange ratio			0.5
Listed Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares			$ 2.21
Beginning balance (in units) | shares	0	9,301,152
Exercised (in units) | shares		(8,546,249)
Expired (in units) | shares	(754,903)
Ending balance (in units) | shares		0
Beginning balance	$ 0	$ 15,072
Exercised		(15,200)
Fair value adjustment		128
Expired	$ 0
Ending balance		$ 0
Aris Unlisted Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares			6.00
Beginning balance (in units) | shares	0	1,650,000
Exercised (in units) | shares		(203,750)
Expired (in units) | shares	(1,446,250)
Ending balance (in units) | shares		0
Beginning balance	$ 0	$ 553
Exercised		(87)
Fair value adjustment		209
Expired	$ 675
Ending balance		$ 0
Aris Listed Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares			$ 5.50
Beginning balance (in units) | shares	29,056,677	29,059,377
Exercised (in units) | shares	(28,685,134)	(2,700)
Expired (in units) | shares	(371,543)
Ending balance (in units) | shares	0	29,056,677
Beginning balance	$ 8,886	$ 10,981
Exercised	(75,405)	(2)
Fair value adjustment	67,761	(2,093)
Expired	1,242
Ending balance	$ 0	$ 8,886